                           AIM COUNSELOR SERIES TRUST

                   AIM Floating Rate Fund -- Class A, C and R
                AIM Structured Core Fund -- Class A, B, C and R AIM Structured Growth Fund -- Class A, B, C and R AIM Structured Value Fund -- Class A, B, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated December 29, 2006

             AIM Select Real Estate Income Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated March 12, 2007

                                AIM EQUITY FUNDS

          AIM Capital Development Fund -- Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                 AIM Constellation Fund -- Class A, B, C and R
         AIM Large Cap Basic Value Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

                         AIM INTERNATIONAL MUTUAL FUNDS

       AIM International Core Equity Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM INVESTMENT FUNDS

                        AIM China Fund- Class A, B and C
            AIM Global Health Care Fund -- Class A, B, C and Investor
                       AIM Japan Fund -- Class A, B and C
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

             AIM International Total Return Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
                         as supplemented April 10, 2007

                    AIM LIBOR Alpha Fund -- Class A, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
               as supplemented March 28, 2007 and April 24, 2007

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
             as supplemented December 13, 2006 and January 25, 2007

                AIM High Yield Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
              as supplemented December 20, 2006 and April 13, 2007

                AIM Income Fund -- Class A, B, C, R and Investor
                  AIM Short Term Bond Fund -- Class A, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated November 17, 2006
                         as supplemented April 13, 2007

              AIM Limited Maturity Treasury Fund -- Class A and A3
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                 as supplemented April 13, 2007 and May 1, 2007

  AIM Money Market Fund -- AIM Cash Reserve Shares, Class B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                      Prospectuses dated November 11, 2006

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
           AIM Financial Services Fund -- Class A, B, C and Investor
          AIM Gold & Precious Metals Fund -- Class A, B, C and Investor
               AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006,

                AIM Technology Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                               and March 12, 2007

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                           as supplemented May 1, 2007

                    AIM S&P 500 Index Fund -- Investor Class
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006

                     AIM SUMMIT FUND -- Class A, B, C and P
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006
                               and March 23, 2007

                AIM Tax-Exempt Cash Fund -- Class A and Investor
                AIM Tax-Free Intermediate Fund -- Class A and A3
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006

                          AIM TREASURER'S SERIES TRUST

                       Premier Portfolio -- Investor Class
                 Premier Tax-Exempt Portfolio -- Investor Class
            Premier U.S. Government Money Portfolio -- Investor Class
                      Supplement dated June 29, 2007 to the
                       Prospectus dated December 14, 2006
                        as supplemented December 29, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

             AIM ASIA PACIFIC GROWTH FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                                                      CLASS A           CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                                    5.50%             None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                                               None(1)           5.00%           1.00%
Redemption/Exchange Fee(2) (as a
percentage of amount
redeemed/exchanged)                                                                    2.00%             2.00%           2.00%
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)

(expenses that are deducted
from fund assets)                                                                     CLASS A           CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                                                      0.93%            0.93%           0.93%
Distribution and/or Service (12b-1) Fees                                                0.25             1.00            1.00
Other Expenses(5)                                                                       0.66             0.66            0.66
Total Annual Fund Operating Expenses                                                    1.84             2.59            2.59


     (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Shares Class-Sales Charges."

     (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

     (3) There is no guarantee that actual expenses will be the same as those shown in the table.

     (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

     (5) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR    3 YEARS    5 YEARS      10 YEARS
---------------------------------------------------------
Class A        $727     $1,097     $1,491       $2,590
Class B         762      1,105      1,575        2,742(1)
Class C         362        805      1,375        2,925
---------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


              1 YEAR    3 YEARS    5 YEARS      10 YEARS
---------------------------------------------------------
Class A        $727     $1,097     $1,491       $2,590
Class B         262        805      1,375        2,742(1)
Class C         262        805      1,375        2,925
---------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

-     You invest $10,000 in the fund and hold it for the entire 10-year period;

-     Your investment has a 5% return before expenses each year;

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

- Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

-     There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)              YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense         1.84%      1.84%      1.84%      1.84%      1.84%      1.84%      1.84%      1.84%      1.84%      1.84%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses              (2.51%)     0.57%      3.74%      7.02%     10.40%     13.89%     17.49%     21.21%     25.04%     28.99%
End of Year
Balance            $9,748.62  $10,056.68 $10,374.47 $10,702.30 $11,040.49 $11,389.37 $11,749.28 $12,120.55 $12,503.56 $12,898.68
Estimated
Annual Expenses      $726.63    $182.21    $187.97    $193.91    $200.03    $206.35    $212.88    $219.60    $226.54    $233.70
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL (WITHOUT
MAXIMUM SALES
CHARGE)              YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense         1.84%      1.84%      1.84%      1.84%      1.84%      1.84%      1.84%      1.84%      1.84%      1.84%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses               3.16%      6.42%      9.78%     13.25%     16.83%     20.52%     24.33%     28.26%     32.31%     36.49%
End of Year
Balance            $10,316.00 $10,641.99 $10,978.27 $11,325.19 $11,683.06 $12,052.25 $12,433.10 $12,825.98 $13,231.28 $13,649.39
Estimated
Annual Expenses      $186.91    $192.81    $198.91    $205.19    $211.68    $218.36    $225.27    $232.38    $239.73    $247.30
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)           YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense         2.59%      2.59%      2.59%      2.59%      2.59%      2.59%      2.59%      2.59%      1.84%      1.84%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses               2.41%      4.88%      7.41%      9.99%     12.64%     15.36%     18.14%     20.99%     24.81%     28.75%
End of Year
Balance            $10,241.00 $10,487.81 $10,740.56 $10,999.41 $11,264.50 $11,535.97 $11,813.99 $12,098.71 $12,481.03 $12,875.43
Estimated
Annual Expenses      $262.12    $268.44    $274.91    $281.53    $288.32    $295.27    $302.38    $309.67    $226.13    $233.28
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)           YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense       2.59%       2.59%       2.59%       2.59%      2.59%      2.59%       2.59%       2.59%       2.59%       2.59%
Ratio(1)
Cumulative
Return Before
Expenses             5.00%      10.25%      15.76%      21.55%     27.63%     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses             2.41%       4.88%       7.41%       9.99%     12.64%     15.36%      18.14%      20.99%      23.90%      26.89%
End of Year
Balance        $10,241.00  $10,487.81  $10,740.56  $10,999.41 $11,264.50 $11,535.97  $11,813.99  $12,098.71  $12,390.28  $12,688.89
Estimated
Annual Expenses   $262.12     $268.44     $274.91     $281.53    $288.32    $295.27     $302.38     $309.67     $317.13     $324.78
-----------------------------------------------------------------------------------------------------------------------------------

(1)   Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

     AIM EUROPEAN GROWTH FUND -- CLASS A, B, C, R AND INVESTOR CLASS SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007


    The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

    "FEE TABLE

    This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       CLASS A         CLASS B       CLASS C       CLASS R     INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                     5.50%           None           None          None           None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                None(1)         5.00%         1.00%         None(1)           None

Redemption/Exchange Fee(2)(as a
percentage of amount
redeemed/exchanged)                                     2.00%           2.00%         2.00%         2.00%          2.00%
------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      CLASS A         CLASS B       CLASS C       CLASS R     INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                      0.90%           0.90%          0.90%         0.90%          0.90%
Distribution and/or Service (12b-1) Fees                0.25            1.00           1.00          0.50           0.22
Other Expenses(5)                                       0.44            0.44           0.44          0.44           0.44
Total Annual Fund Operating Expenses                    1.59            2.34           2.34          1.84           1.56

(1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Shares Class-Sales Charges."

(2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B, Class C, Class R and Investor Class shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(5) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------
Class A        $703     $1,024     $1,368       $2,335
Class B         737      1,030      1,450        2,489(1)
Class C         337        730      1,250        2,676
Class R         187        579        995        2,159
Investor
Class           159        493        850        1,856
-----------------------------------------------------------

    You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------
Class A        $703     $1,024     $1,368       $2,335
Class B         237       730       1,250        2,489(1)
Class C         237       730       1,250        2,676
Class R         187       579        995         2,159
Investor
Class           159       493        850         1,856
-----------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)           YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9    YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.59%       1.59%       1.59%       1.59%       1.59%       1.59%       1.59%      1.59%      1.59%      1.59%
Cumulative
Return Before
Expenses             5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses           (2.28%)       1.05%       4.50%       8.06%      11.75%      15.56%      19.50%     23.58%     27.79%     32.15%
End of Year
Balance          $9,772.25  $10,105.48  $10,450.08  $10,806.42  $11,174.92  $11,555.99  $11,950.05 $12,357.54 $12,778.93 $13,214.70
Estimated
Annual Expenses    $702.82     $158.03     $163.42     $168.99     $174.75     $180.71     $186.87    $193.25    $199.83    $206.65
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)           YEAR 1      YEAR 2    YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)              1.59%      1.59%      1.59%       1.59%       1.59%       1.59%       1.59%      1.59%      1.59%       1.59%
Cumulative
Return Before
Expenses              5.00%     10.25%     15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses              3.41%      6.94%     10.58%      14.35%      18.25%      22.29%      26.46%     30.77%     35.23%      39.84%
End of Year
Balance          $10,341.00 $10,693.63 $11,058.28  $11,435.37  $11,825.31  $12,228.56  $12,645.55 $13,076.76 $13,522.68  $13,983.81
Estimated
Annual Expenses     $161.71    $167.23    $172.93     $178.82     $184.92     $191.23     $197.75    $204.49    $211.47     $218.68
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)        YEAR 1      YEAR 2    YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)              2.34%      2.34%      2.34%       2.34%       2.34%       2.34%       2.34%      2.34%      1.59%       1.59%
Cumulative
Return Before
Expenses              5.00%     10.25%     15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses              2.66%      5.39%      8.19%      11.07%      14.03%      17.06%      20.17%     23.37%     27.58%      31.93%
End of Year
Balance          $10,266.00 $10,539.08 $10,819.42  $11,107.21  $11,402.66  $11,705.97  $12,017.35 $12,337.01 $12,757.71  $13,192.74
Estimated
Annual Expenses     $237.11    $243.42    $249.89     $256.54     $263.37     $270.37     $277.56    $284.95    $199.50     $206.31
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)       YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             2.34%       2.34%      2.34%       2.34%       2.34%      2.34%       2.34%       2.34%      2.34%       2.34%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             2.66%       5.39%      8.19%      11.07%      14.03%     17.06%      20.17%      23.37%     26.65%      30.02%
End of Year
Balance         $10,266.00  $10,539.08 $10,819.42  $11,107.21  $11,402.66 $11,705.97  $12,017.35  $12,337.01 $12,665.18  $13,002.07
Estimated
Annual Expenses    $237.11     $243.42    $249.89     $256.54     $263.37    $270.37     $277.56     $284.95    $292.53     $300.31
------------------------------------------------------------------------------------------------------------------------------------

CLASS R          YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.84%       1.84%      1.84%       1.84%       1.84%      1.84%       1.84%       1.84%      1.84%       1.84%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             3.16%       6.42%      9.78%      13.25%      16.83%     20.52%      24.33%      28.26%     32.31%      36.49%
End of Year
Balance         $10,316.00  $10,641.99 $10,978.27  $11,325.19  $11,683.06 $12,052.25  $12,433.10  $12,825.98 $13,231.28  $13,649.39
Estimated
Annual Expenses    $186.91     $192.81    $198.91     $205.19     $211.68    $218.36     $225.27     $232.38    $239.73     $247.30
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS   YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.56%       1.56%      1.56%       1.56%       1.56%      1.56%       1.56%       1.56%      1.56%       1.56%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             3.44%       7.00%     10.68%      14.49%      18.42%     22.50%      26.71%      31.07%     35.58%      40.24%
End of Year
Balance         $10,344.00  $10,699.83 $11,067.91  $11,448.64  $11,842.48 $12,249.86  $12,671.25  $13,107.14 $13,558.03  $14,024.43
Estimated
Annual Expenses    $158.68     $164.14    $169.79     $175.63     $181.67    $187.92     $194.38     $201.07    $207.99     $215.14
------------------------------------------------------------------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

          AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                                      CLASS A           CLASS B         CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                                    5.50%             None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                                               None(1)           5.00%           1.00%
Redemption/Exchange Fee(2) as a
percentage of amount
redeemed/exchanged)                                                                    2.00%             2.00%           2.00%
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
-----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                                     CLASS A           CLASS B         CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                                                      0.77%            0.77%           0.77%
Distribution and/or Service (12b-1) Fees                                                0.25             1.00            1.00
Other Expenses(5)                                                                       0.49             0.49            0.49
Total Annual Fund Operating Expenses                                                    1.51             2.26            2.26

      (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Shares Class-Sales Charges."

      (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.80% (for average net assets up to $250 million) to 0.66% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

      (5) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS     10 YEARS
              -----------------------------------------------------------
              Class A        $695     $1,001     $1,328       $2,252
              Class B         729      1,006      1,410        2,407(1)
              Class C         329       706       1,210        2,595
              -----------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                             1 YEAR    3 YEARS    5 YEARS     10 YEARS
              -----------------------------------------------------------
              Class A        $695     $1,001     $1,328       $2,252
              Class B         229       706       1,210        2,407(1)
              Class C         229       706       1,210        2,595
              -----------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period.

The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.51%       1.51%       1.51%       1.51%       1.51%       1.51%       1.51%      1.51%      1.51%      1.51%
Cumulative
Return Before
Expenses             5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses           (2.20%)       1.21%       4.74%       8.40%      12.18%      16.10%      20.15%     24.34%     28.68%     33.17%
End of Year
Balance          $9,779.81  $10,121.12  $10,474.35  $10,839.90  $11,218.21  $11,609.73  $12,014.91 $12,434.23 $12,868.18 $13,317.28
Estimated
Annual Expenses    $695.19     $150.25     $155.50     $160.92     $166.54     $172.35     $178.37    $184.59    $191.03    $197.70
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL (WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 1      YEAR 2     YEAR 3     YEAR 4     YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)              1.51%      1.51%       1.51%      1.51%      1.51%       1.51%       1.51%      1.51%      1.51%       1.51%
Cumulative
Return Before
Expenses              5.00%     10.25%      15.76%     21.55%     27.63%      34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses              3.49%      7.10%      10.84%     14.71%     18.71%      22.85%      27.14%     31.58%     36.17%      40.92%
End of Year
Balance          $10,349.00 $10,710.18  $11,083.97 $11,470.80 $11,871.13  $12,285.43  $12,714.19 $13,157.92 $13,617.13  $14,092.36
Estimated
Annual Expenses     $153.63    $159.00     $164.55    $170.29    $176.23     $182.38     $188.75    $195.33    $202.15     $209.21
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)         YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             2.26%       2.26%      2.26%       2.26%       2.26%      2.26%       2.26%       2.26%      1.51%       1.51%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             2.74%       5.56%      8.45%      11.42%      14.47%     17.61%      20.83%      24.14%     28.47%      32.96%
End of Year
Balance         $10,274.00  $10,555.51 $10,844.73  $11,141.87  $11,447.16 $11,760.81  $12,083.06  $12,414.14 $12,847.39  $13,295.76
Estimated
Annual Expenses    $229.10     $235.37    $241.82     $248.45     $255.26    $262.25     $269.44     $276.82    $190.72     $197.38
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)         YEAR 1     YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             2.26%      2.26%      2.26%       2.26%       2.26%      2.26%       2.26%       2.26%      2.26%       2.26%
Cumulative
Return Before
Expenses             5.00%     10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             2.74%      5.56%      8.45%      11.42%      14.47%     17.61%      20.83%      24.14%     27.54%      31.04%
End of Year
Balance         $10,274.00 $10,555.51 $10,844.73  $11,141.87  $11,447.16 $11,760.81  $12,083.06  $12,414.14 $12,754.28  $13,103.75
Estimated
Annual Expenses    $229.10    $235.37    $241.82     $248.45     $255.26    $262.25     $269.44     $276.82    $284.40     $292.20
-----------------------------------------------------------------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

                AIM GLOBAL GROWTH FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                                      CLASS A           CLASS B         CLASS C
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                                    5.50%             None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                                               None(1)           5.00%           1.00%
Redemption/Exchange Fee(2)(as a
percentage of amount
redeemed/exchanged)                                                                    2.00%             2.00%           2.00%
----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                                     CLASS A           CLASS B         CLASS C
----------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                                                      0.79%            0.79%           0.79%
Distribution and/or Service (12b-1) Fees                                                0.25             1.00            1.00
Other Expenses(5)                                                                       0.58             0.58            0.58
Total Annual Fund Operating Expenses                                                    1.62             2.37            2.37

      (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Shares Class-Sales Charges."

      (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.80% (for average net assets up to $250 million) to 0.66% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

      (5) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR    3 YEARS    5 YEARS     10 YEARS
              -----------------------------------------------------------
              Class A        $706     $1,033     $1,383       $2,366
              Class B         740      1,039      1,465        2,520(1)
              Class C         340        739      1,265        2,706
              -----------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                           1 YEAR    3 YEARS    5 YEARS     10 YEARS
              -----------------------------------------------------------
              Class A        $706     $1,033     $1,383       $2,366
              Class B         240        739      1,265        2,520(1)
              Class C         240        739      1,265        2,706
              -----------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period.

The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)              YEAR 1     YEAR 2      YEAR 3      YEAR 4     YEAR 5      YEAR 6      YEAR 7     YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.62%       1.62%       1.62%       1.62%      1.62%       1.62%       1.62%      1.62%      1.62%       1.62%
Cumulative
Return Before
Expenses             5.00%      10.25%      15.76%      21.55%     27.63%      34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses           (2.31%)       1.00%       4.41%       7.94%     11.59%      15.36%      19.26%     23.29%     27.46%      31.76%
End of Year
Balance          $9,769.41  $10,099.62  $10,440.98  $10,793.89 $11,158.72  $11,535.89  $11,925.80 $12,328.89 $12,745.61  $13,176.41
Estimated
Annual Expenses    $705.68     $160.94     $166.38     $172.00    $177.82     $183.83     $190.04    $196.46    $203.10     $209.97
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL (WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9    YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)              1.62%      1.62%       1.62%       1.62%       1.62%       1.62%       1.62%      1.62%      1.62%      1.62%
Cumulative
Return Before
Expenses              5.00%     10.25%      15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses              3.38%      6.87%      10.49%      14.22%      18.08%      22.07%      26.20%     30.46%     34.87%     39.43%
End of Year
Balance          $10,338.00 $10,687.42  $11,048.66  $11,422.10  $11,808.17  $12,207.29  $12,619.89 $13,046.45 $13,487.42 $13,943.29
Estimated
Annual Expenses     $164.74    $170.31     $176.06     $182.01     $188.17     $194.53     $201.10    $207.90    $214.92    $222.19
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)          YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             2.37%       2.37%      2.37%       2.37%       2.37%      2.37%       2.37%       2.37%      1.62%       1.62%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             2.63%       5.33%      8.10%      10.94%      13.86%     16.85%      19.93%      23.08%     27.24%      31.54%
End of Year
Balance         $10,263.00  $10,532.92 $10,809.93  $11,094.23  $11,386.01 $11,685.46  $11,992.79  $12,308.20 $12,724.22  $13,154.30
Estimated
Annual Expenses    $240.12     $246.43    $252.91     $259.56     $266.39    $273.40     $280.59     $287.97    $202.76     $209.62
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)         YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             2.37%       2.37%      2.37%       2.37%       2.37%      2.37%       2.37%       2.37%      2.37%       2.37%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             2.63%       5.33%      8.10%      10.94%      13.86%     16.85%      19.93%      23.08%     26.32%      29.64%
End of Year
Balance         $10,263.00  $10,532.92 $10,809.93  $11,094.23  $11,386.01 $11,685.46  $11,992.79  $12,308.20 $12,631.91  $12,964.13
Estimated
Annual Expenses    $240.12     $246.43    $252.91     $259.56     $266.39    $273.40     $280.59     $287.97    $295.54     $303.31
------------------------------------------------------------------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

           AIM INTERNATIONAL GROWTH FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                         CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                       5.50%                None              None              None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                  None(1)             5.00%              1.00%            None(1)
Redemption/Exchange Fee(2) (as a
percentage of amount
redeemed/exchanged)                                       2.00%               2.00%              2.00%            2.00%
------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                        CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                        0.88%                0.88%             0.88%             0.88%
Distribution and/or Service (12b-1) Fees                  0.25                 1.00              1.00              0.50
Other Expenses(5)                                         0.42                 0.42              0.42              0.42
Total Annual Fund Operating Expenses                      1.55                 2.30              2.30              1.80

      (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Share Class-Sales Charges."

      (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B, Class C and Class R shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

      (5) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v)   incur applicable initial sales changes (see "General
            Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Class A                            $699     $1,013     $1,348       $2,294
Class B                             733      1,018      1,430        2,448(1)
Class C                             333       718       1,230        2,636
Class R                             183       566        975         2,116
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                  1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Class A                            $699     $1,013     $1,348       $2,294
Class B                             233       718       1,230        2,448(1)
Class C                             233       718       1,230        2,636
Class R                             183       566        975         2,116
-------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
-------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.55%        1.55%       1.55%       1.55%       1.55%
Cumulative
Return Before
Expenses                5.00%       10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses               (2.24%)       1.13%       4.62%       8.23%      11.97%
End of Year
Balance            $9,776.03   $10,113.30  $10,462.21  $10,823.15  $11,196.55
Estimated
Annual Expenses      $699.00      $154.14     $159.46     $164.96     $170.65
-------------------------------------------------------------------------------

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.55%       1.55%       1.55%       1.55%       1.55%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               15.83%      19.82%      23.96%      28.23%      32.66%
End of Year
Balance           $11,582.83  $11,982.44  $12,395.83  $12,823.49  $13,265.90
Estimated
Annual Expenses      $176.54     $182.63     $188.93     $195.45     $202.19
----------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.55%       1.55%       1.55%       1.55%       1.55%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.45%       7.02%      10.71%      14.53%      18.48%
End of Year
Balance           $10,345.00  $10,701.90  $11,071.12  $11,453.07  $11,848.20
Annual Expense
Ratio(1)             $157.67     $163.11     $168.74     $174.56     $180.58
------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.55%       1.55%       1.55%       1.55%       1.55%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               22.57%      26.80%      31.17%      35.70%      40.38%
End of Year
Balance           $12,256.97  $12,679.83  $13,117.29  $13,569.83  $14,037.99
Annual Expense
Ratio(1)             $186.82     $193.26     $199.93     $206.83     $213.96
----------------------------------------------------------------------------

CLASS B(2)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                2.30%       2.30%       2.30%       2.30%       2.30%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                2.70%       5.47%       8.32%      11.25%      14.25%
End of Year
Balance           $10,270.00  $10,547.29  $10,832.07  $11,124.53  $11,424.90
Estimated
Annual Expenses      $233.11     $239.40     $245.86     $252.50     $259.32
------------------------------------------------------------------------------

CLASS B(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                2.30%       2.30%       2.30%       1.55%       1.55%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               17.33%      20.50%      23.76%      28.02%      32.44%
End of Year
Balance           $11,733.37  $12,050.17  $12,375.52  $12,802.48  $13,244.16
Estimated
Annual Expenses      $266.32     $273.51     $280.90     $195.13     $201.86
----------------------------------------------------------------------------

CLASS C(2)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                2.30%       2.30%       2.30%       2.30%       2.30%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                2.70%       5.47%       8.32%      11.25%      14.25%
End of Year
Balance           $10,270.00  $10,547.29  $10,832.07  $11,124.53  $11,424.90
Estimated
Annual Expenses      $233.11     $239.40     $245.86     $252.50     $259.32
------------------------------------------------------------------------------

CLASS C(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                2.30%       2.30%       2.30%       2.30%       2.30%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               17.33%      20.50%      23.76%      27.10%      30.53%
End of Year
Balance           $11,733.37  $12,050.17  $12,375.52  $12,709.66  $13,052.82
Estimated
Annual Expenses      $266.32     $273.51     $280.90     $288.48     $296.27
----------------------------------------------------------------------------

CLASS R             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.80%       1.80%       1.80%       1.80%       1.80%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.20%       6.50%       9.91%      13.43%      17.06%6
End of Year
Balance           $10,320.00  $10,650.24  $10,991.05  $11,342.76  $11,705.73
Estimated
Annual Expenses      $182.88     $188.73     $194.77     $201.00     $207.44
------------------------------------------------------------------------------

CLASS R             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.80%       1.80%       1.80%       1.80%       1.80%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               20.80%      24.67%      28.66%      32.78%      37.02%
End of Year
Balance           $12,080.31  $12,466.88  $12,865.82  $13,277.53  $13,702.41
Estimated
Annual Expenses      $214.07     $220.92     $227.99     $235.29     $242.82
----------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

                          INSTITUTIONAL CLASS SHARES OF

                       AIM INTERNATIONAL CORE EQUITY FUND
                          AIM INTERNATIONAL GROWTH FUND

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

         "FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------
(fees paid directly from                             INTERNATIONAL       INTERNATIONAL GROWTH
your investment)                                      CORE EQUITY
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                              None                    None
Imposed on Purchases
(as a percentage of offering
price)
Maximum Deterred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None                    None
Redemption/Exchange Fee
(as a percentage of amount redeemed/exchanged)          2.00%(1)                2.00%
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------------------
                                                     INTERNATIONAL           INTERNATIONAL
(expenses that are deducted                           CORE EQUITY              GROWTH
from fund assets))
--------------------------------------------------------------------------------------------
Management Fees                                          0.75%                 0.88%(3)
Distribution and/or Service                               None                  None
(12b-1) Fees
Other Expenses(4)                                         0.21                  0.21
Total Annual Fund                                         0.96                  1.09
Operating Expenses

(1) You may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held 30 days or less. See "Shareholder Information -- Redeeming Shares -- Redemption Fee" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for International Growth. Pursuant to the new fee schedule, International Growth's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion). Management Fees for the fund have been restated to reflect the new fee schedule.

(4) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year; and

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
International Core Equity                  $98      $306      $531      $1,178
International Growth                       111       347       601       1,329"
----------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year; and

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

      There is no assurance that the annual expense ratio will be the expense ratio for a fund's Institutional Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INTERNATIONAL       YEAR 1      YEAR 2     YEAR 3       YEAR 4     YEAR 5
CORE EQUITY -
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                 0.96%       0.96%       0.96%       0.96%       0.96%
Cumulative
Return Before
Expenses               5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses               4.04%       8.24%      12.62%      17.17%      21.90%
End of Year
Balance           $10,404.00  $10,824.32  $11,261.62  $11,716.59  $12,189.94
Estimated Annual
Expenses              $97.94     $101.90     $106.01     $110.30     $114.75
------------------------------------------------------------------------------

INTERNATIONAL      YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
CORE EQUITY -
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                 0.96%       0.96%       0.96%       0.96%       0.96%
Cumulative
Return Before
Expenses              34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses              26.82%      31.95%      37.28%      42.82%      48.59%
End of Year
Balance           $12,682.42  $13,194.79  $13,727.86  $14,282.46  $14,859.47
Estimated Annual
Expenses             $119.39     $124.21     $129.23     $134.45     $139.88
----------------------------------------------------------------------------

INTERNATIONAL       YEAR 1     YEAR 2      YEAR 3      YEAR 4       YEAR 5
GROWTH -
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                 1.09%       1.09%       1.09%       1.09%       1.09%
Cumulative
Return Before
Expenses               5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses               3.91%       7.97%      12.19%      16.58%      21.14%
End of Year
Balance           $10,391.00  $10,797.29  $11,219.46  $11,658.14  $12,113.98
Estimated Annual
Expenses             $111.13     $115.48     $119.99     $124.68     $129.56
------------------------------------------------------------------------------

INTERNATIONAL      YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
GROWTH -
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                 1.09%       1.09%       1.09%       1.09%       1.09%
Cumulative
Return Before
Expenses              34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses              25.88%      30.80%      35.91%      41.23%      46.75%
End of Year
Balance           $12,587.63  $13,079.81  $13,591.23  $14,122.65  $14,674.84
Estimated Annual
Expenses             $134.62     $139.89     $145.36     $151.04     $156.95
----------------------------------------------------------------------------

* Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                       AIM INTERNATIONAL CORE EQUITY FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007 and May 8, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

Effective July 1, 2007, the following information replaces the information relating to AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Growth Fund found in the table following the seventh paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 37 and 38 of the Statement of Additional Information.

                                                                                          MAXIMUM ADVISORY FEE
                                      ANNUAL RATE/NET ASSETS   MAXIMUM ADVISORY FEE RATE     RATES COMMITTED
         "FUND NAME                   PER ADVISORY AGREEMENT     AFTER JANUARY 1, 2005         UNTIL DATE
         ----------                   ----------------------     ---------------------         ----------
AIM placeAsia Pacific Growth Fund  0.935% of first $250 M      N/A                        N/A
AIM European Growth Fund           0.91% of the next $250 M
AIM International Growth Fund      0.885% of the next $500 M
                                   0.86% of the next $1.5 B
                                   0.835% of the next $2.5 B
                                   0.81% of the next $2.5 B
                                   0.785% of the next $2.5 B
                                   0.76% of amount over $10 B

AIM Global Aggressive Growth Fund  0.80% of first $250 M       N/A                        N/A"
AIM Global Growth Fund             0.78% of the next $250 M
                                   0.76% of the next $500 M
                                   0.74% of the next $1.5 B
                                   0.72% of the next $2.5 B
                                   0.70% of the next $2.5 B
                                   0.68% of the next $2.5 B
                                   0.66% of amount over $10 B

The following information replaces in its entirety the ninth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 38 of the Statement of Additional Information.

      "AIM has contractually agreed through at least June 30, 2008, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."

The following information replaces in its entirety the last bullet point under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF

SHARES -- LETTERS OF INTENT -- CALCULATING THE INITIAL SALES CHARGE" on page 51 of the Statement of Additional Information.

      - "Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI."

The following information replaces in its entirety the first and second bullet points under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- LETTERS OF INTENT -- CALCULATING THE NUMBER OF SHARES TO BE PURCHASED" on page 51 of the Statement of Additional Information.

      - "Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effect date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI."


                                       2